Vessels, net/ Advances for vessel acquisition/ Vessel held for sale, Advances for vessel acquisition (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Vessels, net/ Advances for vessel acquisition/ Vessel held for sale [Abstract]
Opening Balance	$ 2,368,165
Transfer to Vessels, net	(2,368,165)
Closing Balance	$ 0